Realized and net change in unrealized gains and (losses) on investments in equity instruments through FVTPL (Tables)	9 Months Ended
Sep. 30, 2026
Realized And Net Change In Unrealized Gains And Losses On Investments In Equity Instruments Through Fvtpl
Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments throug
	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Unrealized loss on equity investments	$41,173,463	$48,216,676	$1,060,355	$(4,811,120)
Realized gain on equity investments	1,404,128	23,018,611	(824,533)	23,018,611
Staking revenue	813,376	2,540,142	3,542,481	13,231,218
Management fees	(103,777)	(268,060)	(352,440)	(911,241)
	$43,287,190	$73,507,369	$3,425,863	$30,527,468